International Value Fund
International Value Fund Fund Summaries | Inception: January 22, 2001
Investment Objective
The International Value Fund is a stock fund that seeks long-term capital appreciation.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	International Value Fund International Value Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Value Fund International Value Fund
Management Fees	0.75%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.97%

Expense Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any expense reimbursement which is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YR	3 YR	5 YR	10 YR
International Value Fund | International Value Fund | USD ($)	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The International Value Fund is managed using an optimization approach, by which SSGA Funds Management, Inc. (“SSGA FM”), the Fund’s interim subadviser, invests the Fund’s assets in a representative sample of securities that collectively have an investment profile similar to the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index consists of approximately 910 stocks in selected developed countries outside North and South America, and represents approximately 85% of the total market capitalizations in those countries. The Fund may invest in securities not included in the MSCI EAFE Index and may also invest in American depositary receipts and global depositary receipts.

Tracking error is the divergence of an index-based fund’s performance from that of its underlying index. The Fund attempts to track the performance of the MSCI EAFE Index within a tracking error of 1.5%; however, the Fund’s tracking error may exceed 1.5% due to a variety of circumstances (including, but not limited to, avoiding excessive transaction costs and coordinating with the investment strategy of the Fund’s future permanent subadviser). Because the Fund uses an optimization indexing strategy and may invest in securities not included in the MSCI EAFE Index, it can be expected to have a larger tracking error than if it used a replication indexing strategy. Replication is an indexing strategy in which a fund invests in all or substantially all of the securities comprising its underlying index in approximately the same proportions as they are represented in the index.

Under normal market conditions, the International Value Fund invests at least 80% of its net assets primarily in securities of issuers located in at least three countries, not including the United States.
Principal Risks
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund are:

Equity Securities Risk    Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets.

Market Risk    Market risk is the risk that one or more markets in which a fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

Financial Sector Risk    Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include real estate investment trusts). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Japanese Securities Risk     A fund that invests a significant portion of its assets in Japanese securities is subject to general economic and political conditions in Japan. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect a fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China. Economic volatility in either nation may create volatility for Japan’s economy as well. As China has increased its role with Japan as a trading partner, political tension between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in Japanese issuers. Additionally, Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena and the resulting damage continue to exist.

United Kingdom Securities Risk     Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom economy may be impacted by changes to the economic condition of the United States and other European countries. The United Kingdom economy, along with certain other European Union economies, experienced a significant economic slowdown during the recent financial crisis; certain United Kingdom financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive.

Tracking Error Risk    Tracking error can happen for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the MSCI EAFE Index, and incurs costs in buying and selling securities, especially when rebalancing holdings to reflect changes in the composition of the MSCI EAFE Index. In addition, the performance of the Fund and the MSCI EAFE Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. Because the Fund employs an optimization strategy and may invest in securities not included in the MSCI EAFE Index, the Fund can be expected to have a larger tracking error than a fund that seeks to replicate an index.

Passive Investment Risk    Because the Fund’s subadviser generally does not select the individual companies in the index that the Fund tracks, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Foreign Risk    Foreign securities may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies usually are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.

Currency Risk The chance that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund, which invests in securities denominated in, and receives revenues in, foreign currencies.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. SSGA FM became the Fund’s sub-adviser in September 2015. Effective with the change in sub-adviser, the Fund’s investment strategy changed. The performance results in the following charts, therefore, do not reflect the Fund’s current strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Calendar Year Total Returns Total Returns (%)
[1]	The performance information for the International Value Fund reflects its investment experience in the State Street MSCI® EAFE® Index Portfolio from its inception through October 16, 2005; in the Vanguard Developed Markets Index Fund from October 1, 2005 to June 9, 2006; and its investment experience as subadvised by Mercator Asset Management, L.P. from June 12, 2006 through December 31, 2014.

Average Annual Total Returns periods ended 12/31/14
Average Annual Total Returns - International Value Fund		1 YR	5 YR	10 YR
International Value Fund	[1]	(8.90%)	3.10%	3.95%
International Value Fund | Returns after taxes on distributions	[1]	(10.16%)	2.09%	2.51%
International Value Fund | Returns after taxes on distributions and sale of fund shares	[1]	(5.03%)	1.97%	2.88%
MSCI® EAFE® Index	[1]	(4.90%)	5.33%	4.43%
[1]	The performance information for the International Value Fund reflects its investment experience in the State Street MSCI® EAFE® Index Portfolio from its inception through October 16, 2005; in the Vanguard Developed Markets Index Fund from October 1, 2005 to June 9, 2006; and its investment experience as subadvised by Mercator Asset Management, L.P. from June 12, 2006 through December 31, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q2 of 2009 | 21.51% Worst Quarter: Q3 of 2011 | -21.02%